Consolidated Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
October 31, 2025
BCF-NPRT1-1225
1.809076.122
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	15,200	25,022,392
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	188,200	48,266,643
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	1,108,923	17,864,750
CANADA - 1.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	3,362,936	234,905,593
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	347,066	35,469,994
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.8%
Celestica Inc (United States) (b)	1,955,164	673,514,895
IT Services - 0.4%
Shopify Inc Class A (b)	2,080,117	361,667,913
TOTAL INFORMATION TECHNOLOGY		1,035,182,808

TOTAL CANADA		1,305,558,395
CHINA - 0.3%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	1,415,300	114,961,653
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Hesai Group ADR (b)	212,655	5,046,303
WeRide Inc ADR (b)(e)	1,865,833	19,908,438
		24,954,741
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	121,600	20,724,288
PDD Holdings Inc Class A ADR (b)	128,200	17,290,334
		38,014,622
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	828,900	33,238,890
TOTAL CONSUMER DISCRETIONARY		96,208,253

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	3,214,400	5,464,479
Industrials - 0.0%
Machinery - 0.0%
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	1,291,000	6,791,808
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (b)	15	1
TOTAL INDUSTRIALS		6,791,809

Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	1,878,873	35,097,348
TOTAL CHINA		258,523,542
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	416,896	84,046,234
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	4,715,958	147,279,368
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	3,643,500	25,176,585
TOTAL FINLAND		172,455,953
INDIA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	1,759,200	40,717,359
Vodafone Idea Ltd (b)	469,252,105	46,150,745
		86,868,104
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Lenskart Solutions Ltd (b)	10,406,170	47,127,589
Lenskart Solutions Ltd (f)	341,954	1,548,645
Lenskart Solutions Ltd (f)	341,954	1,548,645
		50,224,879
Diversified Consumer Services - 0.0%
Urban Co Ltd (f)	1,398,960	2,486,182
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	30,775,068	110,164,794
MakeMyTrip Ltd (b)	92,368	7,389,440
		117,554,234
Household Durables - 0.0%
LG Electronics India Ltd (f)	253,819	4,756,980
LG Electronics India Ltd (f)	253,818	4,756,961
LG Electronics India Ltd	3,680	68,968
		9,582,909
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (b)	23,720,498	21,816,498
Aditya Birla Lifestyle Brands Ltd	23,720,498	35,701,668
		57,518,166
TOTAL CONSUMER DISCRETIONARY		237,366,370

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	4,665,036	31,659,074
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd	12,488,186	209,118,906
Financials - 0.2%
Capital Markets - 0.2%
Authum Investment & Infrastucture Ltd	5,009,034	164,104,904
Financial Services - 0.0%
Jio Financial Services Ltd	6,689,593	23,121,355
TOTAL FINANCIALS		187,226,259

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	1,343,300	17,369,906
Industrials - 0.1%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (g)	289,000	15,236,436
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (g)(h)	468,800	29,707,655
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	1,932,200	6,309,335
TOTAL INDUSTRIALS		51,253,426

Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (d)	8,277,220	31,378,184
Materials - 0.1%
Metals & Mining - 0.1%
Welspun Corp Ltd	4,402,653	47,900,210
TOTAL INDIA		900,140,439
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	204,327	8,432,576
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(c)(d)	4,241	49,450
		8,482,026
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	713,512	977,511
TOTAL ISRAEL		9,459,537
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	2,262,100	55,746,417
JAPAN - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Nintendo Co Ltd	1,032,747	88,082,885
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	114,800	20,143,804
TOTAL COMMUNICATION SERVICES		108,226,689

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	943,887	28,241,099
TOTAL JAPAN		136,467,788
KOREA (SOUTH) - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	45,350	8,091,074
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (g)(h)	1,342,215	22,417,539
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	821,808	171,856,489
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	2,915,083	108,295,333
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	308,821	56,986,541
TOTAL SWITZERLAND		165,281,874
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,015,027	905,804,562
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	19,900	8,767,343
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	313,772	72,980,229
Flutter Entertainment PLC (United Kingdom) (b)	231,296	53,280,721
		126,260,950
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	966,829	49,491,976
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	859,259	49,725,852
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)	13,549	18,135,607
TOTAL FINANCIALS		67,861,459

TOTAL UNITED KINGDOM		243,614,385
UNITED STATES - 92.7%
Communication Services - 15.4%
Entertainment - 3.6%
Netflix Inc (b)	2,001,139	2,238,994,382
ROBLOX Corp Class A (b)	4,943,790	562,207,799
Spotify Technology SA (b)	316,016	207,091,605
Take-Two Interactive Software Inc (b)	438,465	112,409,272
Warner Bros Discovery Inc (b)	1,822,200	40,908,390
		3,161,611,448
Interactive Media & Services - 11.8%
Alphabet Inc Class A	20,608,415	5,794,880,214
Epic Games Inc (b)(c)(d)	6,131	4,485,009
Meta Platforms Inc Class A	5,767,522	3,739,372,889
Reddit Inc Class A (b)	1,056,802	220,818,778
Reddit Inc Class B (b)	566,705	118,413,010
Snap Inc Class A (b)(e)	49,589,882	386,801,080
		10,264,770,980
Media - 0.0%
MNTN Inc (f)	524,265	8,692,313
TOTAL COMMUNICATION SERVICES		13,435,074,741

Consumer Discretionary - 14.4%
Automobiles - 1.7%
Neutron Holdings Inc (b)(c)(d)	7,152,433	678,766
Rad Power Bikes Inc (b)(c)(d)	928,091	9
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	980,651	10
Tesla Inc (b)	3,330,358	1,520,508,248
		1,521,187,033
Broadline Retail - 7.9%
Amazon.com Inc (b)	28,341,686	6,921,606,555
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc (e)	250,600	9,259,670
Hotels, Restaurants & Leisure - 1.1%
Brinker International Inc (b)	1,019,162	110,742,143
Chipotle Mexican Grill Inc (b)	2,968,908	94,084,695
DoorDash Inc Class A (b)	712,053	181,124,922
DraftKings Inc Class A (b)(e)	4,834,083	147,874,599
Dutch Bros Inc Class A (b)	421,843	23,429,160
Royal Caribbean Cruises Ltd	41,968	12,037,681
Sonder Holdings Inc Stage 1 rights (b)(c)	16,222	0
Sonder Holdings Inc Stage 2 rights (b)(c)	16,221	0
Sonder Holdings Inc Stage 3 rights (b)(c)	16,222	0
Sonder Holdings Inc Stage 4 rights (b)(c)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(c)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(c)	16,221	0
Starbucks Corp	4,833,677	390,899,459
Yum! Brands Inc	60,394	8,347,054
		968,539,713
Household Durables - 0.6%
SharkNinja Inc (b)	5,475,100	468,121,050
Somnigroup International Inc	700,271	55,559,501
		523,680,551
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(e)	11,953,169	86,780,007
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (b)	592,103	42,957,073
American Eagle Outfitters Inc	1,693,500	28,298,385
Bath & Body Works Inc	2,890,571	70,761,178
Carvana Co Class A (b)	1,114,309	341,580,281
Fanatics Inc Class A (b)(c)(d)	1,938,909	118,409,173
Five Below Inc (b)	572,654	90,061,295
Floor & Decor Holdings Inc Class A (b)	216,400	13,520,672
Home Depot Inc/The	247,934	94,113,267
Lowe's Cos Inc	1,652,697	393,556,737
RealReal Inc/The (b)	913,000	11,147,729
Restoration Hardware Inc (b)(i)	1,138,122	196,314,664
TJX Cos Inc/The	2,158,166	302,445,383
Urban Outfitters Inc (b)	346,700	22,400,287
Victoria's Secret & Co (b)(e)	1,265,900	44,622,975
Warby Parker Inc Class A (b)	1,534,522	30,061,286
Wayfair Inc Class A (b)	1,783,267	184,585,967
		1,984,836,352
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	5,859,923	121,593,402
Deckers Outdoor Corp (b)	1,887,711	153,848,447
Kontoor Brands Inc	157,500	12,744,900
Lululemon Athletica Inc (b)	703,461	119,968,239
NIKE Inc Class B	1,869,922	120,778,262
Tapestry Inc	336,200	36,921,484
Tory Burch LLC Class A (b)(c)(d)(j)	293,611	11,856,012
VF Corp (e)	1,265,800	17,771,832
		595,482,578
TOTAL CONSUMER DISCRETIONARY		12,611,372,459

Consumer Staples - 0.7%
Beverages - 0.1%
Celsius Holdings Inc (b)	1,335,465	80,435,057
Consumer Staples Distribution & Retail - 0.5%
Chobani Inc Class A (c)(d)(j)	3,602	16,051,785
Costco Wholesale Corp	127,223	115,957,403
Target Corp	488,600	45,302,992
Walmart Inc	2,289,592	231,660,919
		408,973,099
Food Products - 0.0%
Freshpet Inc (b)(e)	157,038	7,727,840
Real Good Food Co LLC /The Class B (b)(c)	105,172	1
Real Good Food Co LLC /The Class B unit (b)(h)	105,172	7,362
		7,735,203
Personal Care Products - 0.0%
elf Beauty Inc (b)	363,400	44,385,676
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	29,210,272	50,533,771
JUUL Labs Inc Class B (b)(c)(d)	6,625	11,461
		50,545,232
TOTAL CONSUMER STAPLES		592,074,267

Financials - 3.2%
Capital Markets - 1.4%
Aestas Management Co LLC (c)(d)	56,300	24,209,000
Ares Management Corp Class A	536,855	79,835,707
Blue Owl Capital Inc Class A	6,163,641	97,200,619
Coinbase Global Inc Class A (b)	123,900	42,594,342
Galaxy Digital Inc Class A (e)	743,360	26,025,034
Goldman Sachs Group Inc/The	363,985	287,318,839
KKR & Co Inc Class A	846,441	100,159,364
Morgan Stanley	886,820	145,438,480
Robinhood Markets Inc Class A (b)	2,980,907	437,537,529
		1,240,318,914
Financial Services - 1.8%
Affirm Holdings Inc Class A (b)	2,812,598	202,169,544
Apollo Global Management Inc	1,136,239	141,245,870
Block Inc Class A (b)	551,900	41,911,286
Mastercard Inc Class A	1,514,763	836,134,029
Rocket Cos Inc Class A	1,881,084	31,338,859
Toast Inc Class A (b)	1,620,083	58,549,800
Visa Inc Class A	743,749	253,425,034
		1,564,774,422
Insurance - 0.0%
Slide Insurance Holdings Inc (b)(e)	479,000	7,659,210
TOTAL FINANCIALS		2,812,752,546

Health Care - 4.9%
Biotechnology - 1.3%
AbbVie Inc	1,338,387	291,821,901
Alnylam Pharmaceuticals Inc (b)	578,056	263,616,658
Apogee Therapeutics Inc (b)	445,339	25,201,734
Arcellx Inc (b)	87,461	7,893,355
Caris Life Sciences Inc (b)	132,300	3,979,584
Cibus Inc Class A (b)	153,600	245,760
Gilead Sciences Inc	3,960,977	474,485,436
Insmed Inc (b)	46,600	8,835,360
Janux Therapeutics Inc (b)	232,662	6,679,726
Legend Biotech Corp ADR (b)	488,003	15,811,297
Regeneron Pharmaceuticals Inc	40,300	26,267,540
Scholar Rock Holding Corp (b)	413,385	12,244,464
		1,137,082,815
Health Care Equipment & Supplies - 0.9%
Blink Health LLC Class A1 (b)(c)(d)	63,681	2,381,669
Boston Scientific Corp (b)	6,183,021	622,753,876
Insulet Corp (b)	362,107	113,343,112
Kestra Medical Technologies Ltd	436,803	11,959,666
		750,438,323
Health Care Providers & Services - 0.5%
Cardinal Health Inc	799,300	152,482,461
Cencora Inc	259,364	87,615,753
CVS Health Corp	212,500	16,606,874
Guardant Health Inc (b)	281,800	26,213,036
McKesson Corp	180,243	146,238,356
		429,156,480
Health Care Technology - 0.1%
Claritev Corp warrants (b)(c)	138,859	1
HeartFlow Inc (f)	460,506	17,112,403
Veeva Systems Inc Class A (b)	138,070	40,205,984
		57,318,388
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(j)	524,494	43,113,407
Pharmaceuticals - 2.1%
Eli Lilly & Co	2,149,096	1,854,368,975
LENZ Therapeutics Inc (b)	369,100	10,969,652
		1,865,338,627
TOTAL HEALTH CARE		4,282,448,040

Industrials - 4.5%
Aerospace & Defense - 2.4%
Anduril Industries Inc Class B (c)(d)	27,087	1,107,317
Anduril Industries Inc Class C (c)(d)	13	531
Axon Enterprise Inc (b)	250,472	183,403,113
Boeing Co (b)	2,343,471	471,084,540
Carpenter Technology Corp	371,091	117,227,647
GE Aerospace	1,017,887	314,476,189
Howmet Aerospace Inc	1,195,667	246,247,619
Karman Holdings Inc (b)	60,800	5,121,792
Relativity Space Inc (b)(c)	34,453	36,519
Space Exploration Technologies Corp (b)(c)(d)	3,006,587	637,396,444
Space Exploration Technologies Corp Class C (b)(c)(d)	104,067	22,062,204
		1,998,163,915
Building Products - 0.0%
Builders FirstSource Inc (b)	313,787	36,452,636
Construction & Engineering - 0.1%
Comfort Systems USA Inc	74,000	71,452,920
Construction Partners Inc Class A (b)	112,000	12,807,200
Legence Corp Class A	306,800	12,692,316
Quanta Services Inc	39,700	17,830,461
		114,782,897
Electrical Equipment - 0.4%
GE Vernova Inc	554,409	324,406,882
NEXTracker Inc Class A (b)	400,600	40,548,732
Vertiv Holdings Co Class A	141,500	27,289,690
		392,245,304
Ground Transportation - 0.4%
Lyft Inc Class A (b)	4,202,852	85,990,351
Uber Technologies Inc (b)	2,610,255	251,889,608
		337,879,959
Machinery - 0.2%
Caterpillar Inc	52,900	30,537,054
Cummins Inc	182,300	79,789,064
RBC Bearings Inc (b)	56,175	24,072,673
		134,398,791
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	1,791,418	74,755,873
Delta Air Lines 1991 Series J Pass Through Trust	3,066,104	175,933,048
United Airlines Holdings Inc (b)	2,119,197	199,289,286
		449,978,207
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	172,325	42,822,762
FTAI Aviation Ltd	2,413,835	417,352,072
		460,174,834
TOTAL INDUSTRIALS		3,924,076,543

Information Technology - 48.5%
Communications Equipment - 0.2%
Lumentum Holdings Inc (b)	1,213,187	244,529,972
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	2,154,391	300,192,842
Coherent Corp (b)	1,266,116	167,076,667
Corning Inc	635,900	56,645,972
TTM Technologies Inc (b)	275,000	18,480,000
		542,395,481
IT Services - 1.5%
Cloudflare Inc Class A (b)	526,055	133,249,732
CoreWeave Inc Class A (b)(e)	3,389,969	453,272,755
MongoDB Inc Class A (b)	134,400	48,359,808
Snowflake Inc (b)	1,438,096	395,303,828
Twilio Inc Class A (b)	1,694,969	228,617,419
X.Ai Holdings Corp Class A (c)(d)	820,912	30,012,542
		1,288,816,084
Semiconductors & Semiconductor Equipment - 24.5%
Advanced Micro Devices Inc (b)	1,525,000	390,583,000
Astera Labs Inc (b)	2,928,670	546,724,116
Broadcom Inc	7,974,328	2,947,550,859
First Solar Inc (b)	305,400	81,523,476
GlobalFoundries Inc (b)	1,296,261	46,146,892
Impinj Inc (b)	266,524	53,880,492
Lam Research Corp	175,300	27,602,737
Marvell Technology Inc	17,574,140	1,647,399,884
Micron Technology Inc	1,127,200	252,233,544
Monolithic Power Systems Inc	612,656	615,719,280
NVIDIA Corp	73,087,995	14,799,588,108
SiTime Corp (b)	51,700	14,974,387
		21,423,926,775
Software - 11.6%
Applied Intuition Inc Class A (b)(c)(d)	33,762	4,534,237
AppLovin Corp Class A (b)	2,307,960	1,470,932,147
Atom Tickets LLC (b)(c)(d)(j)	1,204,239	12
BitMine Immersion Technologies Inc (b)(e)	463,000	21,598,950
Celestial AI Inc (c)(d)	44,508	849,658
Circle Internet Group Inc (f)	1,166,683	148,145,407
Crowdstrike Holdings Inc Class A (b)	157,226	85,375,290
Datadog Inc Class A (b)	52,000	8,466,120
Figma Inc (f)	253,830	12,650,887
Figma Inc Class A (e)	193,700	9,654,008
Microsoft Corp	12,659,610	6,555,272,654
Netskope Inc Class A (b)	240,100	5,675,964
OpenAI Global LLC rights (b)(c)(d)	29,421,124	64,138,051
OpenAI Global LLC rights (b)(c)(d)	13,449,203	19,097,868
Oracle Corp	3,395,093	891,585,373
Palantir Technologies Inc Class A (b)	2,117,606	424,516,475
Salesforce Inc	269,600	70,206,536
Servicenow Inc (b)	335,729	308,628,955
Stripe Inc Class B (b)(c)(d)	173,600	6,687,072
Tanium Inc Class B (b)(c)(d)	554,900	5,327,040
Unity Software Inc (b)(e)	737,200	27,939,880
Via Transportation Inc (b)	78,700	4,204,941
Zoom Communications Inc Class A (b)	101,100	8,818,953
		10,154,306,478
Technology Hardware, Storage & Peripherals - 10.1%
Apple Inc	31,424,623	8,496,275,321
Sandisk Corp/DE	402,400	80,210,392
Western Digital Corp	1,471,200	220,988,952
		8,797,474,665
TOTAL INFORMATION TECHNOLOGY		42,451,449,455

Materials - 0.3%
Chemicals - 0.1%
Sherwin-Williams Co/The	154,651	53,345,316
Construction Materials - 0.2%
CRH PLC	294,492	35,073,997
Martin Marietta Materials Inc	118,151	72,438,378
Vulcan Materials Co	274,211	79,384,085
		186,896,460
TOTAL MATERIALS		240,241,776

Real Estate - 0.5%
Health Care REITs - 0.4%
Welltower Inc	2,087,357	377,895,111
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	3,767,800	29,049,738
Zillow Group Inc Class C (b)	874,112	65,540,918
		94,590,656
TOTAL REAL ESTATE		472,485,767

Utilities - 0.3%
Electric Utilities - 0.2%
Constellation Energy Corp	135,400	51,045,800
Entergy Corp	707,400	67,974,066
NRG Energy Inc	351,075	60,335,750
		179,355,616
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	405,156	76,290,875
Water Utilities - 0.0%
WaterBridge Infrastructure LLC Class A	429,000	10,295,999
TOTAL UTILITIES		265,942,490

TOTAL UNITED STATES		81,087,918,084
TOTAL COMMON STOCKS (Cost $27,976,896,723)		85,627,303,440

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	2,432,800	10,753,949
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	647,200	2,860,883
Neutron Holdings Inc 8% 10/29/2026 (c)(d)(k)	24,887,736	43,789,972
		57,404,804
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	187,681	134,454
TOTAL UNITED STATES		57,539,258
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $28,155,417)		57,539,258

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)	164,500	9,098,495
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	293,038	75,779,627
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	170,267	37,887,657
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (c)(d)	913,194	48,919,802
Oura Health Oy Series E (c)(d)	1,105,259	59,208,725

TOTAL FINLAND		108,128,527
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (c)(d)	11,962,020	18,062,650
Meesho Series E (c)(d)	1,992,540	3,008,735
Meesho Series E-1 (c)(d)	2,397,060	3,619,561
Meesho Series F (c)(d)	35,247,425	53,223,612

TOTAL INDIA		77,914,558
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (c)(d)	14,138	561,985
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)	932,003	7,362,824
Element Labs Inc Series B (c)(d)	674,000	5,924,460
		13,287,284
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	1,192,000	1,537,680
Xsight Labs Ltd Series F (c)(d)	2,378,372	10,060,514
		11,598,194
TOTAL ISRAEL		25,447,463
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	5,700	2,165,315
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	50,654,200	4,807,084
Neutron Holdings Inc Series 1D (b)(c)(d)	85,315,542	8,096,445
Rad Power Bikes Inc Series A (b)(c)(d)	120,997	0
Rad Power Bikes Inc Series C (b)(c)(d)	476,111	5
Rad Power Bikes Inc Series D (b)(c)(d)	867,000	9
Waymo LLC Series A2 (b)(c)(d)	81,316	6,054,789
Waymo LLC Series C2 (b)(c)(d)	149,427	12,997,161
		31,955,493
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	6,100	1,555,256
TOTAL CONSUMER DISCRETIONARY		33,510,749

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	166,200	6,166,020
GoBrands Inc Series H (b)(c)(d)	104,029	4,953,861
		11,119,881
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	1,091,300	11
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	2,570,575	4,447,095
JUUL Labs Inc Series D (b)(c)(d)	13,822	23,912
JUUL Labs Inc Series E (b)(c)(d)	14,959	25,879
		4,496,886
TOTAL CONSUMER STAPLES		15,616,778

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	363,100	4,796,551
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	150,460	11,886,340
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	112,771	9,406,229
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	47,443	3,826,278
		29,915,398
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(c)(d)	3,301	716,218
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	5,347	1,072,822
Neurona Therapeutics Inc Series F (c)(d)	1,902,800	4,300,328
		6,089,368
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	170,685	6,383,619
Blink Health LLC Series D (b)(c)(d)	38,410	1,436,534
		7,820,153
TOTAL HEALTH CARE		13,909,521

Industrials - 0.7%
Aerospace & Defense - 0.6%
ABL Space Systems Co Series A10 (c)(d)	789,444	331,567
ABL Space Systems Co Series A8 (c)(d)	306,520	128,738
ABL Space Systems Co Series A9 (c)(d)	158,338	66,502
Anduril Industries Inc Series F (b)(c)(d)	544,932	22,276,820
Anduril Industries Inc Series G (c)(d)	254,700	10,412,136
Space Exploration Technologies Corp Series G (b)(c)(d)	98,074	207,916,880
Space Exploration Technologies Corp Series H (b)(c)(d)	25,767	54,626,040
Space Exploration Technologies Corp Series J (b)(c)(d)	5,376	11,397,120
Space Exploration Technologies Corp Series N (b)(c)(d)	79,406	168,340,720
		475,496,523
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	281,500	15,285,450
Construction & Engineering - 0.1%
Beta Technologies Inc Series A (b)(d)	101,010	21,915,101
Beta Technologies Inc Series C, 6% (b)(d)	25,529	5,856,136
		27,771,237
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	1,263,700	10,564,532
TOTAL INDUSTRIALS		529,117,742

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	771,513	2,754,301
Cerebras Systems Inc Series G (c)(d)	1,109,600	40,200,808
Enevate Corp Series E (b)(c)(d)	12,084,432	3,262,797
Frore Systems Inc Series C (b)(c)(d)	366,694	5,914,774
Menlo Microsystems Inc Series C (b)(c)(d)	4,680,700	2,855,227
		54,987,907
IT Services - 0.2%
Gupshup Inc (b)(c)(d)	709,497	3,235,306
X.Ai Holdings Corp Series B (c)(d)	3,688,585	134,854,668
X.Ai Holdings Corp Series C (c)(d)	674,457	24,658,148
Yanka Industries Inc Series F (b)(c)(d)	508,854	2,274,577
		165,022,699
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	391,847	10,372,190
Alif Semiconductor Series D (c)(d)	217,800	6,139,782
Danger Devices Inc Series B (c)(d)	4,462,000	4,060,420
Retym Inc Series C (b)(c)(d)	810,037	9,242,522
Retym Inc Series D (c)(d)	194,389	2,328,780
SiMa Technologies Inc Series B (b)(c)(d)	2,821,200	17,942,833
SiMa Technologies Inc Series B1 (b)(c)(d)	188,978	1,405,996
		51,492,523
Software - 0.5%
Algolia Inc Series D (b)(c)(d)	276,495	5,156,632
Anthropic PBC Series D (b)(c)(d)	393,051	58,285,533
Anthropic PBC Series E (c)(d)	39,600	5,582,412
Anthropic PBC Series F (c)(d)	287,400	40,514,778
Applied Intuition Inc Series A2 (b)(c)(d)	43,948	5,902,216
Applied Intuition Inc Series B2 (b)(c)(d)	21,192	2,846,086
Celestial AI Inc Series A (c)(d)	283,807	5,417,876
Celestial AI Inc Series B (c)(d)	213,558	4,076,822
Celestial AI Inc Series C1 (c)(d)	855,468	16,330,884
Crusoe Energy Systems LLC Series D (c)(d)	300,371	25,234,168
Crusoe Energy Systems LLC Series E (c)(d)	176,563	14,833,057
Databricks Inc Series G (b)(c)(d)	437,958	65,693,700
Databricks Inc Series H (b)(c)(d)	273,924	41,088,600
Databricks Inc Series I (b)(c)(d)	6,675	1,001,250
Databricks Inc Series J (c)(d)	190,149	28,522,350
Databricks Inc Series K (c)(d)	58,500	8,775,000
Dataminr Inc Series D, 8% (b)(c)(d)	277,250	2,697,642
Lyte Ai Inc Series B (b)(c)(d)	692,307	7,193,070
MOLOCO Inc Series A (b)(c)(d)	103,822	7,738,892
Nuro Inc/DE Series E (c)(d)	465,136	5,953,741
Physical Intelligence Inc Series B (c)(d)	21,600	5,865,681
Runway AI Inc Series D (b)(c)(d)	540,130	7,307,959
Skyryse Inc Series B (b)(c)(d)	560,000	14,593,600
Skyryse Inc Series C (c)(d)	174,500	4,714,990
Skyryse Inc Series C-1 (c)(d)	65,325	1,706,942
Stripe Inc Series H (b)(c)(d)	73,100	2,815,812
Stripe Inc Series I (b)(c)(d)	1,129,819	43,520,628
		433,370,321
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	372,617	18,258,233
Lightmatter Inc Series C2 (b)(c)(d)	58,528	2,963,858
Lightmatter Inc Series D (b)(c)(d)	363,511	24,326,156
		45,548,247
TOTAL INFORMATION TECHNOLOGY		750,421,697

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	2,271,329	66,799,786
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	341,408	16,298,818
Redwood Materials Series D (b)(c)(d)	97,832	4,670,500
Redwood Materials Series E (c)(d)	16,614	793,152
		21,762,470
TOTAL UNITED STATES		1,461,054,141
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,162,442,773)		1,797,475,783

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $9,830,736)	29,758	6,720,249

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	980,651	200,707
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(l)	671,584	345,239
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	3,142,585	3,852,251
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	2,189,200	2,372,563
		6,224,814
TOTAL INFORMATION TECHNOLOGY		6,570,053

TOTAL UNITED STATES		6,770,760
TOTAL PREFERRED SECURITIES (Cost $6,984,020)		6,770,760

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.18	52,895,281	52,905,860
Fidelity Securities Lending Cash Central Fund (m)(n)	4.18	93,549,807	93,559,162
TOTAL MONEY MARKET FUNDS (Cost $146,465,022)			146,465,022

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $29,330,774,691)	87,642,274,512
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(182,256,752)
NET ASSETS - 100.0%	87,460,017,760

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,003,880,001 or 3.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $201,698,423 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $67,361,630 or 0.1% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,132,556 or 0.1% of net assets.

(i)	Affiliated company.
(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $37,112,240.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	1,348,925

ABL Space Systems Co Series A8	3/24/2021	12,165,467

ABL Space Systems Co Series A9	10/22/2021	9,626,140

Aestas Management Co LLC	9/3/2025	24,209,000

AgBiome LLC Series C	6/29/2018	6,911,967

Akeana Series C	1/23/2024	4,633,446

Algolia Inc Series D	7/23/2021	8,086,110

Alif Semiconductor Series C	3/8/2022	7,953,922

Alif Semiconductor Series D	4/11/2025	5,884,324

Anduril Industries Inc Class B	6/16/2025	1,107,392

Anduril Industries Inc Class C	6/16/2025	531

Anduril Industries Inc Series F	8/7/2024	11,844,969

Anduril Industries Inc Series G	4/17/2025	10,412,849

Ant International Co Ltd Class C	5/16/2018	12,251,284

Anthropic PBC Series D	5/31/2024	11,793,299

Anthropic PBC Series E	2/14/2025	2,221,025

Anthropic PBC Series F	8/18/2025	40,514,088

Applied Intuition Inc Class A	7/2/2024	2,015,419

Applied Intuition Inc Series A2	7/2/2024	2,623,472

Applied Intuition Inc Series B2	7/2/2024	1,265,054

Atom Tickets LLC	8/15/2017	7,000,000

Beta Technologies Inc Series A	4/9/2021	7,401,003

Beta Technologies Inc Series C, 6%	10/24/2024	2,922,304

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	1,806,909

Blink Health LLC Series C	11/7/2019 - 7/14/2021	6,516,071

Blink Health LLC Series D	6/17/2024 - 6/25/2024	1,613,220

Bolt Technology OU Series E	1/3/2022	44,234,771

Bytedance Ltd Series E1	11/18/2020	32,109,399

Canva Australia Holdings Pty Ltd Class A	8/19/2025	25,021,328

Castle Creek Biosciences Inc Series A4	9/29/2016	9,830,736

Castle Creek Biosciences Inc Series B	10/9/2018	1,359,517

Castle Creek Biosciences Inc Series D2	6/28/2021	916,699

Celestial AI Inc	2/25/2025	659,417

Celestial AI Inc Series A	2/25/2025	4,204,799

Celestial AI Inc Series B	2/25/2025	3,164,011

Celestial AI Inc Series C1	2/25/2025	14,910,979

Cellink Corp Series D	1/20/2022	16,065,910

Cerebras Systems Inc Series G	9/19/2025	40,203,471

Chobani Inc Class A	10/14/2025	16,051,785

Crusoe Energy Systems LLC Series D	12/10/2024	8,762,375

Crusoe Energy Systems LLC Series E	10/8/2025	14,832,750

Danger Devices Inc Series B	3/5/2025	4,018,031

Databricks Inc Series G	2/1/2021	25,893,230

Databricks Inc Series H	8/31/2021	20,129,068

Databricks Inc Series I	9/14/2023	490,612

Databricks Inc Series J	12/17/2024	17,588,783

Databricks Inc Series K	9/8/2025	8,775,000

Dataminr Inc Series D, 8%	3/6/2015	3,534,938

Diamond Foundry Inc Series C	3/15/2021	54,511,896

Discord Inc Series I	9/15/2021	3,358,809

Element Labs Inc Series A	2/11/2025	3,437,784

Element Labs Inc Series B	6/27/2025	5,916,979

Empower Semiconductor Inc Series D	6/27/2025	10,142,203

Enevate Corp 10% 5/12/2199	11/12/2024	187,681

Enevate Corp 6%	11/2/2023 - 10/31/2024	671,584

Enevate Corp Series E	1/29/2021	13,397,828

Epic Games Inc	7/30/2020	3,525,325

Fanatics Inc Class A	8/13/2020 - 10/24/2022	78,989,836

Frore Systems Inc Series C	5/10/2024	5,892,919

GoBrands Inc Series G	3/2/2021	41,503,015

GoBrands Inc Series H	7/22/2021	40,414,287

Gupshup Inc	6/8/2021	16,222,791

JUUL Labs Inc Class A	12/20/2017 - 2/23/2024	30,079,410

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015 - 7/6/2018	0

JUUL Labs Inc Series D	6/25/2018 - 7/6/2018	0

JUUL Labs Inc Series E	12/20/2017	320,664

Lightmatter Inc Series C1	5/19/2023	6,132,083

Lightmatter Inc Series C2	12/18/2023	1,521,833

Lightmatter Inc Series D	10/11/2024	29,164,670

Lyte Ai Inc Series B	8/13/2024	8,782,676

Meesho Series D-2	6/17/2025	11,164,552

Meesho Series E	6/17/2025	1,859,704

Meesho Series E-1	6/17/2025	2,237,256

Meesho Series F	6/17/2025	43,634,380

Menlo Microsystems Inc Series C	2/9/2022	6,204,268

MOLOCO Inc Series A	6/26/2023	6,229,320

Neurona Therapeutics Inc Series F	3/28/2025	3,919,768

Neutron Holdings Inc	2/4/2021	71,531

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	2,432,800

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	647,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	24,887,736

Neutron Holdings Inc Series 1C	7/3/2018	9,261,614

Neutron Holdings Inc Series 1D	1/25/2019	20,689,019

NScale Global Holdings Ltd Series B	9/25/2025	2,165,316

Nuro Inc/DE Series E	4/1/2025	5,950,713

OpenAI Global LLC rights	9/30/2024	29,421,124

OpenAI Global LLC rights	4/11/2025 - 8/4/2025	13,449,203

Oura Health Oy Series D	12/18/2024	23,459,953

Oura Health Oy Series E	9/24/2025	59,208,725

Physical Intelligence Inc Series B	10/24/2025	5,865,681

Pine Labs Ltd/India	6/30/2021	3,696,224

Rad Power Bikes Inc	1/21/2021	4,476,962

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	980,651

Rad Power Bikes Inc Series A	1/21/2021	583,670

Rad Power Bikes Inc Series C	1/21/2021	2,296,683

Rad Power Bikes Inc Series D	9/17/2021	8,309,155

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	1

Rapyd Financial Network 2016 Ltd	3/30/2021	14,999,992

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	618,930

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Redwood Materials Series C	5/28/2021	16,183,924

Redwood Materials Series D	6/2/2023	4,670,095

Redwood Materials Series E	10/20/2025	793,083

Retym Inc Series C	5/17/2023 - 6/20/2023	6,303,546

Retym Inc Series D	1/29/2025	2,057,996

Revolut Group Holdings Ltd	12/27/2024	11,784,207

Runway AI Inc Series D	9/6/2024	5,855,969

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	3,142,585

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	2,189,200

SiMa Technologies Inc Series B	5/10/2021	14,465,422

SiMa Technologies Inc Series B1	4/25/2022	1,340,024

Skyryse Inc Series B	10/21/2021	13,820,783

Skyryse Inc Series C	9/16/2025	4,715,723

Skyryse Inc Series C-1	8/13/2024	1,324,031

Space Exploration Technologies Corp	10/16/2015 - 12/9/2024	60,518,403

Space Exploration Technologies Corp Class C	9/11/2017 - 12/9/2024	11,127,463

Space Exploration Technologies Corp Series G	1/20/2015 - 9/7/2023	8,180,646

Space Exploration Technologies Corp Series H	8/4/2017	3,478,545

Space Exploration Technologies Corp Series J	9/7/2023	4,354,560

Space Exploration Technologies Corp Series N	8/4/2020	21,439,621

Stripe Inc Class B	5/18/2021	6,966,287

Stripe Inc Series H	3/15/2021	2,933,137

Stripe Inc Series I	3/20/2023 - 5/12/2023	22,747,934

Taalas Inc Series B	2/19/2025	9,033,254

Tanium Inc Class B	4/21/2017	2,754,690

Tenstorrent Holdings Inc Series C1	4/23/2021	8,945,545

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	8,889,338

Tenstorrent Holdings Inc Series D2	7/17/2024	3,604,719

Tory Burch LLC Class A	5/14/2015	20,890,423

Veterinary Emergency Group	9/16/2021 - 3/17/2022	21,635,527

Waymo LLC Series A2	5/8/2020	6,982,377

Waymo LLC Series C2	10/18/2024	11,685,386

X.Ai Holdings Corp Class A	10/25/2022 - 7/18/2025	29,717,656

X.Ai Holdings Corp Series B	5/13/2024	44,152,363

X.Ai Holdings Corp Series C	11/22/2024	14,601,994

Xsight Labs Ltd Series D	2/16/2021	9,531,232

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	11,011,865

Yanka Industries Inc Series F	4/8/2021	16,220,636

Zipline International Inc Series G	6/7/2024	11,807,883

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

HeartFlow Inc	2/4/2026

Lenskart Solutions Ltd	12/5/2025

Lenskart Solutions Ltd	2/3/2026

LG Electronics India Ltd	1/7/2026

LG Electronics India Ltd	11/8/2025

MNTN Inc	11/18/2025

Urban Co Ltd	12/14/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,397,957	911,257,067	873,748,518	600,618	(646)	-	52,905,860	52,895,281	0.1%
Fidelity Securities Lending Cash Central Fund	289,896,195	1,128,160,211	1,324,497,244	764,808	-	-	93,559,162	93,549,807	0.4%
Total	305,294,152	2,039,417,278	2,198,245,762	1,365,426	(646)	-	146,465,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Restoration Hardware Inc	234,020,646	-	-	-	-	(37,705,982)	196,314,664	1,138,122
Total	234,020,646	-	-	-	-	(37,705,982)	196,314,664

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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